Commitments and Contingencies (Guarantees and Other Assurances) (Detail) - USD ($)		Sep. 30, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Recorded liability for all guarantees		$ 0	$ 13,000,000
Maximum aggregate coverage bodily injury and property damage		100,000,000	225,000,000
Financial Guarantee [Member] | Letters Of Credit Issued On Behalf Of Affiliates [Member]
Guarantor Obligations [Line Items]
Maximum exposure	[1]		25,000,000
Indemnification Agreement | Indemnifications for sales of assets
Guarantor Obligations [Line Items]
Maximum exposure		$ 1,150,000,000	$ 1,150,000,000	[2]

[1]	Standby letter of credit arrangements under PPL Energy Supply's credit facilities for the purposes of protecting various third parties against nonperformance by PPL.
[2]	Indemnifications are governed by the specific sales agreement and include breach of the representations, warranties and covenants, and liabilities for certain other matters. PPL Energy Supply's maximum exposure with respect to certain indemnifications and the expiration of the indemnifications cannot be estimated because the maximum potential liability is not capped by the transaction documents and the expiration date is based on the applicable statute of limitations. The exposure and expiration date noted is based on those cases in which the agreements provide for specific limits. The exposure at December 31, 2014 includes amounts related to the sale of the Montana Hydroelectric facilities. See Note 4 for additional information related to the sale.